Earnings per share	12 Months Ended
Dec. 31, 2024
Earnings per share
Earnings per share

22.Earnings per share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for 2024, 2023 and 2022:

Reconciliation of basic and diluted earnings per share
in € THOUS, except share and per share data
	2024	2023	2022
Numerator:
Net income attributable to shareholders of FME AG	537,913	498,997	673,405
Denominators:
Weighted average number of shares outstanding	293,413,449	293,413,449	293,246,430
Potentially dilutive shares	—	—	—
Basic earnings per share	1.83	1.70	2.30
Diluted earnings per share	1.83	1.70	2.30